Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Short term deposits, interest rate	5.80%		4.20%
Monthly deposits of employees	8.33%	8.33%
Salary paid	$ 3,500	¥ 24,633
Contract with Customer, Liability	0		$ 0
Contract with Customer, Liability, Revenue Recognized	0		54
Internal sales commissions recorded In sales and marketing expense	482		615	$ 790
Cash and Cash Equivalents, at Carrying Value	17,261		20,024
Short-Term Investments	124,759		128,363
Equity Investee [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease liabilities	$ 16		$ 17